ACCUMULATED LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ACCUMULATED LOSSES [Abstract]
Balance, period start	$ (36,382,142)	$ (26,424,325)
Net loss for the year	(9,822,626)	(9,957,817)	$ (2,639,428)
Balance, period end	$ (46,204,768)	$ (36,382,142)	$ (26,424,325)